Taxation (Details Narrative) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
IfrsStatementLineItems [Line Items]
Tax charge		18.36%	26.60%	22.20%
Deferred tax assets	$ 3,842	$ 4,099	$ 5,136	$ 4,668
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	300
Top of range [member]
IfrsStatementLineItems [Line Items]
Deferred tax assets	$ 3,800
UNITED KINGDOM
IfrsStatementLineItems [Line Items]
Tax charge	19.00%
UNITED STATES
IfrsStatementLineItems [Line Items]
Tax charge	21.00%
NETHERLANDS
IfrsStatementLineItems [Line Items]
Tax charge	19.00%
AUSTRALIA
IfrsStatementLineItems [Line Items]
Tax charge	25.00%